Goodwill and other intangible assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 15,662	$ 16,032
Cost
Disclosure of detailed information about intangible assets [line items]
Goodwill	18,015	18,282	$ 18,542
Additions	289	155
Integrated Gas
Disclosure of detailed information about intangible assets [line items]
Goodwill	5,200	4,900
Upstream
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,700	5,300
Marketing
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,400	$ 4,300
BG Group Plc | Integrated Gas
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,945
BG Group Plc | Upstream
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,672
BG Group Plc | Oil Products
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 1,605